Customer Accounts - Interest Expense on Customer Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Banking and Thrift [Abstract]
Checking accounts	$ 2,721	$ 1,491	$ 1,036
Savings accounts	978	734	660
Money market accounts	3,592	3,285	3,631
Time deposit accounts	45,256	47,425	46,273
Interest expense on customer accounts, gross	52,547	52,935	51,600
Less early withdrawal penalties	(524)	(450)	(546)
Interest expense on customer accounts	$ 52,023	$ 52,485	$ 51,054
Weighted average interest rate at end of year	0.54%	0.50%	0.48%
Weighted daily average interest rate during the year	0.49%	0.50%	0.48%